Other Income - Summary Of Other Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Text block Explanatory [Abstract]
Gain on disposal of property and equipment and investment properties	₩ 47,754	₩ 22,447	₩ 52,603
Gain on disposal of intangible assets	311	1,727	622
Gain on disposal of right-of-use assets	2,967	3,580	3,326
Property and Equipment loss recovery income	165,196	152,712	159,849
Gains on government subsidies	1,261	40,725	44,473
Income from government subsidies	19,074	6,982	38,319
Gain on disposal of investments in subsidiaries	52,688	28,825	216,591
Others	55,578	51,046	79,568
Total	₩ 344,829	₩ 308,044	₩ 595,351